3. Summary of Significant Accounting Policies (Details - Capitalized interest) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Interest cost capitalized	$ 0	$ 0	$ 292
Interest cost charged to income	3,795	3,923	6,665
Total interest cost	$ 3,795	$ 3,923	$ 6,957